Above / Below market acquired charters (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Above Below Market Acquired Charters
Amortization of above market acquired charters	$ 9,949	$ 11,696
Accretion of below market acquired charters	$ 2,662	$ 0